Financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Carrying Value and Fair Value of Each Category of Financial Assets
The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2019 and

March 31,
2020.

As at March 31, 2019:
	( ₹ in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value
Financial assets investments
—at fair value	47,717	*	1,148	—	—	48,865	48,865
Other non—current assets	—		—	—	47,959	47,959	47,959
Trade and other receivable	2,267	**	—	—	63,203	65,470	65,470
Short term investments
—Bank deposits	—		—	—	10,368	10,368	10,368
—Other investments	281,744		—	—	—	281,744	281,744
Financial instruments (derivatives)	302		—	476	—	778	778
Cash and cash equivalents	—		—	—	72,291	72,291	72,291
Restricted cash and cash equivalents	—		—	—	1,040	1,040	1,040

Total	332,030		1,148	476	194,861	528,515	528,515

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)
**	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

As at March 31, 2020:
	( ₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	500		411	—	—	911	911	12	12
Other non—current assets	—		—	—	49,384	49,384	49,384	655	655
Trade and other receivable	506	*	—	—	51,392	51,898	51,898	688	688
Short term investments
—Bank deposits	—		—	—	80,633	80,633	80,633	1,070	1,070
—Other investments	246,577		—	—	—	246,577	246,577	3,270	3,270
Financial instruments (derivatives)	2,760		—	4,187	—	6,947	6,947	92	92
Cash and cash equivalents	—		—		50,598	50,598	50,598	671	671
Restricted cash and cash equivalents	—		—	—	960	960	960	13	13

Total	250,343		411	4,187	232,967	487,908	487,908	6,471	6,471

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities

As at March 31, 2019:
	( ₹ in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value
Borrowings	—		—	662,262	—	662,262	661,853
Acceptances	—		—	81,157	—	81,157	81,157
Trade and other payables	10,635	**	—	233,475	1,953	246,063	246,063
Financial instruments (derivatives)	5,429		70	—	—	5,499	5,499

Total	16,064		70	976,894	1,953	994,981	994,572

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.

As at March 31, 2020:
	( ₹ in million)							(US dollars in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—		—	579,475	—	579,475	580,521	7,686	7,700
Acceptances	—		—	101,851	—	101,851	101,851	1,351	1,351
Trade and other payables	5,170	**	—	205,445	2,472	213,087	213,087	2,826	2,826
Financial instruments (derivatives)	464		947		—	1,411	1,411	19	19

Total	5,634		947	886,771	2,472	895,824	896,870	11,882	11,896

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.

Summary of Categories of Financial Assets and Liabilities Measured at Fair Value
The below table summarizes the categories of financial assets and liabilities as at March 31, 2019 and

March 31,
2020 measured at fair value:

As at March 31, 2019	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)
Financial assets
At fair value through profit or loss
— Short term investments	67,122	213,813	809
— Financial asset investments held at fair value*	—	47,717	—
— Derivatives financial assets	—	302	—
— Trade and other receivables	—	2,267	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	1,041	—	107
Derivatives designated as hedging instruments
— Derivatives financial assets	—	476	—

	68,163	264,575	916

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	5,429	—
Trade payable	—	10,635	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	70	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	1,953

	—	16,134	1953

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)

As at March 31, 2020	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
— Investments	75,975	170,602	500	1,008	2,263	7
— Derivatives financial assets	—	2,760	—	—	37	—
— Trade and other receivables	—	506	—	—	7	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	304	—	107	4	—	1
Derivatives designated as hedging instruments
— Derivatives financial assets	—	4,187		—	56	—

	76,279	178,055	607	1,012	2,363	8

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	464	—	—	6	—
Trade payable	—	5,170	—	—	69	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	947	—	—	13	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,472	—	—	33

	—	6,581	2,472	—	88	33

Summary of Financial Liabilities Carried at Amortised Cost
The below table summarizes the fair value of borrowings which are carried at amortised cost as at March 31, 2019 and
 March 31,
2020:

As at March 31, 2019	(Level 2)
( ₹ in million)
Financial Liabilities
- Borrowings	661,853

661,853

As at March 31, 2020	(Level 2)	(Level 2)
	( ₹ in million)	US dollars in million
Financial Liabilities
- Borrowings	580,521	7,700

	580,521	7,700

Schedule of impact of 10% increase/ decrease in equity prices on pre-tax profit/ (loss) for the year and pre-tax equity as a result of changes in value of the investment
For the year ended March 31, 2019:

	( ₹ in million)
Financial asset investment	Total Exposure (fair value)	Effect on pre-tax profit/(loss) of a 10% increase in the equity price	Effect on pre-tax equity of a 10% increase in the equity price	Effect on pre-tax profit/(loss) of a 10% decrease in the equity price	Effect on pre-tax equity of a 10% decrease in the equity price
Structured investment	47,717	4,117	—	(1,927)	—

Schedule of impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group's commodity financial instruments
Set out below is the impact of 10% increase in LME prices on pre-tax
profit/(loss) for the year and
pre-tax
equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2019	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	1,851	(185)	—

For the year ended March 31, 2020	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(10,279)	(1,028)	—

For the year ended March 31, 2020	(US dollars in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(136)	(14)	—

Schedule of Contractual Undiscounted Cash Obligations
The maturity profile of the Group’s financial liabilities based on the remaining period from the balance sheet date to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group:

As at March 31, 2019 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	( ₹ in million)
Acceptances*	82,892	—	—	—	82,892
Trade and other payables**	219,863	11,187	1,953		233,003
Bank and other borrowings***	355,903	255,914	73,739	111,485	797,041
Derivative financial liabilities	4,510	989	—	—	5,499

	663,168	268,090	75,692	111,485	1,118,435

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

As at March 31, 2020 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total
	( ₹ in million)
Acceptances*	102,759	—	—	—	102,759
Lease Liability	4,566	950	404	679	6,599
Trade and other payables**	180,679	11,339	1	—	192,019
Bank and other borrowings***	259,161	244,823	95,469	115,365	714,818
Derivative financial liabilities	960	451	—	—	1,411

	548,125	257,563	95,874	116,044	1,017,606

US dollars in million	7,271	3,416	1,272	1,539	13,498

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

Summary of Funding Facilities
The Group had access to following funding facilities:

As at March 31, 2019
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	667,931	517,801	150,130

As at March 31, 2020
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	637,259	526,107	111,152

As at March 31, 2020
Funding facility	Total facility	Drawn	Un draw
	(US dollars in million)	(US dollars in million)	(US dollars in million)
Fund/ Non-fund based	8,452	6,978	1,474

Summary of Carrying Amount of the Group's Financial Assets and Liabilities in Different Currencies
The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2019		As at March 31, 2020		As at March 31, 2020
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
INR	330,048	695,617	353,005	605,410	4,681	8,030
USD	141,865	257,825	127,624	267,061	1,693	3,542
Others	56,602	41,539	7,279	23,353	97	310

Total	528,515	994,981	487,908	895,824	6,471	11,882

Impact of Strengthening of Functional Currency
Set out below is the impact of a 10% strengthening in the functional currencies of the respective entities on pre-tax
profit/(loss) and
pre-tax
equity arising as a result of the revaluation of the Group’s foreign currency monetary financial assets/liabilities :

For the year ended March 31, 2019	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)
USD	10,287	0
INR	(975)	—

For the year ended March 31, 2020	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
USD	13,207	—	175	—
INR	276	—	4	—

Schedule of Exposure of Financial Assets and Financial Liabilities to Interest Rate Risk
The exposure of the Group’s financial assets as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	146,737	192,262	189,516	528,515

	146,737	192,262	189,516	528,515

The exposure of the Group’s financial liabilities as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	309,226	436,913	248,842	994,981

	309,226	436,913	248,842	994,981

The exposure of the Group’s financial assets as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	121,046	244,344	122,518	487,908

	121,046	244,344	122,518	487,908

(US dollars in million)	1,606	3,241	1,624	6,471
The exposure of the Group’s financial liabilities as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	312,971	374,148	208,705	895,824

	312,971	374,148	208,705	895,824

(US dollars in million)	4,151	4,963	2,768	11,882

Analysis of Movements in Interest Rates

Increase in interest rates Year ended March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
0.50%	(812)	(960)	(13)
1.00%	(1,625)	(1,919)	(25)
2.00%	(3,250)	(3,838)	(51)

Summary of Year End Trade and Other Receivable
Of the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Neither impaired nor past due	64,349	29,702	393
Past due but not impaired
Due Less than 1 month	8,728	7,941	105
Due Between 1 - 3 months	3,359	14,271	189
Due Between 3 - 12 months	5,992	16,858	224
Due Greater than 12 months	25,323	25,973	345

	107,751	94,745	1,256

Summary of Movement in Allowance for Financial Assets Trade and Other Receivable
Movement in allowances for Financial Assets (trade and other receivables and other non-current
assets)

Movements for the year ended March 31,	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01,	9,821	10,451	139
Allowance made during the year	491	2,576	34
Reversals/ write-off during the year	(54)	(354)	(5)
Foreign Exchange difference	193	377	5

As at March 31,	10,451	13,050	173

Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities
The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2019		As at March 31, 2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	( ₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	31	60	1,036	—	14	—
— Forward foreign currency contracts	373	10	0	—	0	—
— Interest rate swap	—	—	—	26	—	0
Fair value hedges
— Commodity contracts	26	—	1,001	110	13	2
— Forward foreign currency contracts	46	—	2,125	360	28	5
No n — qua lifying hedges
— Commodity contracts	52	720	61	201	1	3
— Forward foreign currency contracts	250	3,656	2,694	248	36	3
— Other (Foreign currency swap)	—	64	5	15	0	0
Non Current
Cash flow hedge *
— Interest rate swap	—	—	—	77	—	1
Fair value hedges
— Forward foreign currency contracts	—	989	25	374	0	5

Total	778	5,499	6,947	1,411	92	19

*	Refer consolidated statements of comprehensive income and consolidated statements of change in equity for the change in the fair value of cash flow hedges.